Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 38	$ 54
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	35	49
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3	$ 5